INCOME TAXES - Other Tax Considerations (Details) (USD $)	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination [Line Items]
Decrease in tax contingency reserve	$ 200,000
Accumulated foreign earnings in Canada	21,300,000	23,400,000
Tax uncertainties [Abstract]
Unrecognized tax benefits that would impact effective tax rate		3,500,000
Liabilities for tax uncertainties	3,248,000	3,454,000	3,546,000
Interest on uncertain tax positions		900,000	800,000
Rollforward of gross tax contingencies [Abstract]
Balance at beginning of period		12,710,000	18,704,000
Additions based on tax positions related to current year		604,000	274,000
Additions for tax positions of prior years		1,033,000	0
Reductions for tax positions of prior years		(545,000)	0
Settlement or lapse of applicable statutes		(891,000)	(6,268,000)
Unrecognized tax benefits at ending of period		12,911,000	12,710,000
Reversal of unrecognized tax benefits, statute of limitations expiration		600,000
Reversal of unrecognized tax benefits, audit settlement		900,000
Open tax years		2008 through 2012.
Tax contingency reserves expected to reverse in next twelve months		500,000
Federal [Member]
Income Tax Examination [Line Items]
Net operating loss carry-forwards		229,300,000
Net operating loss carry-forwards, expiration dates		begin to expire in 2028
State [Member]
Income Tax Examination [Line Items]
Net operating loss carry-forwards		245,800,000
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate		11,900,000
Valuation allowance for deferred tax asset associated with NOL carry-forwards		$ 9,100,000